Long-Term Debt, $11.0 Million Term Loan Facility (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
Debt related to assets held for sale, net		$ 10,622,652	$ 0
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount		11,000,000	$ 11,000,000
Margin on variable rate	0.045%
$11.0 Million Term Loan Facility [Member] | M/V Magic Moon [Member]
Long-Term Debt [Abstract]
Debt related to assets held for sale, net		$ 2,800,000